Segment Disclosures Geographic Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	$ 7,331	$ 7,409	$ 6,835
Long-lived assets	38,616	38,893	19,913
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	7,228	7,212	6,685
Long-lived assets	37,586	37,798	18,776
Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues from external customers	103	197	150
Long-lived assets	$ 1,030	$ 1,095	$ 1,137